ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 14.9%
	APPAREL & TEXTILE PRODUCTS - 2.2%
5,031	Ralph Lauren Corporation	$ 1,503,011
16,158	Tapestry, Inc.	1,745,549
		3,248,560
	E-COMMERCE DISCRETIONARY - 1.0%
6,438	Amazon.com, Inc.(a)	1,507,200

	ENTERTAINMENT CONTENT - 0.9%
25,735	Fox Corporation, Class B	1,316,088

	INTERNET MEDIA & SERVICES - 2.1%
2,058	Meta Platforms, Inc., Class A	1,591,740
1,405	Netflix, Inc.(a)	1,628,957
		3,220,697
	LEISURE FACILITIES & SERVICES - 3.1%
5,242	Hilton Worldwide Holdings, Inc.	1,405,275
9,729	Live Nation Entertainment, Inc.(a)	1,436,973
5,656	Royal Caribbean Cruises Ltd.	1,797,873
		4,640,121
	RETAIL - CONSUMER STAPLES - 2.8%
1,332	Costco Wholesale Corporation	1,251,600
21,500	Kroger Company (The)	1,507,150
14,152	Walmart, Inc.	1,386,613
		4,145,363
	RETAIL - DISCRETIONARY - 1.0%
15,375	O'Reilly Automotive, Inc.(a)	1,511,670

	TELECOMMUNICATIONS - 1.8%
51,364	AT&T, Inc.	1,407,887
5,228	T-Mobile US, Inc.	1,246,408
		2,654,295

	TOTAL COMMON STOCKS (Cost $19,383,171)	22,243,994

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.1%
	EQUITY - 85.1%
91,626	ARK Next Generation Internet ETF(a)	$ 14,474,159
306,560	Communication Services Select Sector SPDR Fund	32,927,610
25,149	Consumer Discretionary Select Sector SPDR Fund	5,568,743
59,495	Invesco KBW Bank ETF	4,374,072
138,766	iShares Expanded Tech-Software Sector ETF(a)	15,494,612
49,789	iShares U.S. Consumer Discretionary ETF	4,977,904
123,991	iShares U.S. Financial Services ETF	10,792,177
34,509	SPDR S&P 500 ETF Trust ETF	21,812,449
17,164	Vanguard Communication Services ETF	3,002,155
20,024	Vanguard Consumer Discretionary ETF	7,400,070
27,686	Vanguard Consumer Staples ETF	5,983,498
		126,807,449

	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,130,482)	126,807,449

	TOTAL INVESTMENTS - 100.0% (Cost $127,513,653)	$ 149,051,443
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(b)	22,928
	NET ASSETS - 100.0%	$ 149,074,371

ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.